Financial Risk Management - Summary of Borrowing to Price Rate Changes (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Jun. 30, 2019
Disclosure of Financial Risk Management [Line Items]
Current borrowings	$ 27,000	$ 14,007
Borrowings	59,951	67,279
Total borrowings	86,951	81,286
Commodity price risk [member]
Disclosure of Financial Risk Management [Line Items]
Current borrowings	2,665	400
Borrowings	34,829	32,660
Total borrowings	$ 37,494	$ 33,060
Percent of current borrowings	3.00%	0.00%
Percent of non-current borrowings	40.00%	40.00%
Percent of total loans	43.00%	40.00%